Other Intangible Assets and Goodwill - Summary of Goodwill Recognized (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 362.5	€ 61.2
Intangible assets with indefinite useful life	444.5	0.0
Total	807.0	61.2
CGU Immunotherapies
Disclosure of detailed information about intangible assets [line items]
Goodwill	352.2	60.7
Intangible assets with indefinite useful life	444.5	0.0
Total	796.7	60.7
External Product Sales of JPT
Disclosure of detailed information about intangible assets [line items]
Goodwill	0.5	0.5
Intangible assets with indefinite useful life	0.0	0.0
Total	0.5	0.5
External Business of InstaDeep
Disclosure of detailed information about intangible assets [line items]
Goodwill	9.8	0.0
Intangible assets with indefinite useful life	0.0	0.0
Total	€ 9.8	€ 0.0